UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02351

Name of Fund:	Western Asset Income Fund

Fund Address:	100 International Drive
Baltimore, MD 21202

Name and address of agent for service:
Richard M. Wachterman
Western Asset Income Fund
100 International Drive
Baltimore, MD 21202

Registrant’s telephone number, including area code:
1-800-368-2558

Date of fiscal year end:
December 31

Date of reporting period:
07/01/2008 – 06/30/2009

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – The Fund held no voting securities during the period covered by this report.  No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ R. Jay Gerken

R. Jay Gerken,
President of Western Asset Income Fund

Date:	August 21, 2009